Leases - Schedule of Right-of-use Assets (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	$ 2,387
Balance – End of period	5,619
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	2,387
Balance – End of period	5,619
Costs
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	7,177
Additions (Amortization)	4,750
Additions through acquisitions	223
Modifications to and disposals of lease contracts	(2,877)
Effects of foreign exchange	(550)
Balance – End of period	8,723
Costs | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	7,177
Additions (Amortization)	4,750
Modifications to and disposals of lease contracts	(2,877)
Effects of foreign exchange	(550)
Balance – End of period	8,723
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(4,790)
Additions (Amortization)	(945)
Modifications to and disposals of lease contracts	2,253
Effects of foreign exchange	378
Balance – End of period	(3,104)
Accumulated amortization | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(4,790)
Additions (Amortization)	(945)
Modifications to and disposals of lease contracts	2,253
Effects of foreign exchange	378
Balance – End of period	$ (3,104)